SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of research and development expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplementary Financial Statement Information [Abstract]
Payroll and related expenses	$ 3,553	$ 3,592	$ 5,650
Clinical and preclinical trials expenses	8,284	8,280	5,745
Professional consulting and subcontracted work	6,803	4,647	10,134
Supplier-led manufacturing development	2,896	0	0
Other	1,268	1,284	2,012
Total Research and development expenses	$ 22,804	$ 17,803	$ 23,541